January 24, 1997


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549


RE: Rule 24(f)-2 Notice for Dimensional Investment Group, Inc.
    File No.  33-33980


Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.


Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures


                 U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24f-2
                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

1.  Name and address of issuer:  Dimensional Investment Group Inc.
                                 1299 Ocean Avenue, 11th Floor
                                 Santa Monica, CA   90401

2.  Name of each series or class of funds for which this notice is filed:

    The DFA 6-10 Institutional Portfolio
    The DFA International Value Portfolio
    DFA International Value Portfolio II
    U.S. Large Cap Value Portfolio II
    U.S. Small Cap Value Portfolio II
    DFA One-Year Fixed Income Portfolio II
    DFA International Value Portfolio III
    U.S. Large Cap Value Portfolio III
    RWB/DFA U.S. High Book to Market Portfolio
    RWB/DFA Two-Year Corporate Fixed Income Portfolio
    RWB/DFA Two-Year Government Portfolio

3.  Investment Company Act File Number:   811-6067
    Securities Act File Number:   33-33980

4.  Last day of fiscal year for which this notice is filed: November 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                    [      ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-

8.  Number and amount of securities registered during the fiscal year other
    than pursuant to rule 24f-2:   -0-

9.  Number and aggregate sale price of securities sold during fiscal year:

    Number:                    98,206,381
    Sale Price:            $1,118,295,620

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Number:                     98,206,381
    Sale Price:             $1,118,295,620

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

    Number:                    792,460
    Sale Price:             $9,101,301

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):    $  1,118,295,620

    (ii) Aggregate price of shares issued in connection
    with dividend reinvestment plans (from Item 11,
    if applicable):                                          +      9,101,301

    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                  -    542,429,347

    (iv) Aggregate price of shares redeemed or repurchased
    and previously applied as a reduction to filing fees
    pursuant to rule 24e-2 (if applicable):                  +        -0-

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii), plus
    line (iv)] (if applicable):                                $  584,967,574

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law or
    regulation:                                                /     3300

    (vii) Fee due [line (i) or line (v) multiplied
    by line (vi)]:                                            $   177,262.90

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                     [ X ]
Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: January 22, 1997

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:   /s/Michael T. Scardina
      Michael T. Scardina
      Vice President and Chief Financial Officer

Date: January 23, 1997



January 22, 1997

Dimensional Investment Group Inc.
1299 Ocean Avenue, 11th Floor
Santa Monica, CA  90401

Gentlemen:

You have informed us that, in accordance with Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"),Dimensional Investment Group Inc. (the "Company") a Maryland corporation, intends to file a Rule 24f-2 Notice with the United States Securities and Exchange Commission, setting forth, among other things, that during the period beginning December 1, 1995, and ending November 30, 1996, the Company sold, in the aggregate, 98,206,381 shares of common stock of:

The DFA 6-10 Institutional Portfolio;
The DFA International Value Portfolio;
DFA International Value Portfolio II;
U.S. Large Cap Value Portfolio II;
U.S. Small Cap Value Portfolio II;
DFA One-Year Fixed Income Portfolio II;
DFA International Value Portfolio III;
U.S. Large Cap Value Portfolio III;
RWB/DFA U.S. High Book to Market Portfolio;
RWB/DFA Two-Year Corporate Fixed Income Portfolio; and
RWB/DFA Two-Year Government Portfolio

pursuant to Rule 24f-2. The Notice is to be filed to make definite the registration of the shares of common stock sold by each Portfolio of the Company under the Securities Act of 1933 (the "1933 Act"), pursuant to the Rule during such period. You have also informed us that all of such shares, including the 792,460 shares issued in connection with dividend investment plans, were issued in accordance with the provisions relating thereto in the Registration Statement of the Company under the 1933 Act as in effect during the period.

We have acted as legal counsel to the Company during the period of time referred to above and, as such, have reviewed the Articles of Incorporation of the Company; various Articles Supplementary establishing the Portfolios; the By-Laws; the Registration Statements under the 1940 and 1933 Acts and such minutes of the corporate proceedings and other documents as we deem material to our opinion.

Based on the foregoing, we are of the opinion that all of the shares of common stock of the Company described in the Rule 24f-2 Notice as having been sold pursuant to the Rule during the period, as well as the shares issued pursuant to the dividend investment plans as described in such Notice, were fully paid, non-assessable and legally issued shares of common stock of the Company.

We hereby consent to the filing of this opinion with the United States Securities and Exchange Commission as an exhibit or accompaniment to the aforementioned Rule 24f-2 Notice and as an exhibit to the Company's Registration Statement under the 1933 Act and to the reference to us in the prospectus of the Company as legal counsel who have passed upon the legality of the offering of the Company's common stock. We also consent to the filing of this opinion with the securities regulatory agencies of any states or other jurisdictions in which the common stock of the Company is offered for sale.

Very truly yours,

STRADLEY RONON STEVENS & YOUNG, LLP


By:  /s/Stephen W. Kline
     Stephen W. Kline

cc:  Catherine L. Newell, Esquire
     Mr. Joel Weiss
     Lisa A. Duda, Esquire